Stockholders' Equity - Common Stock Warrants - Narratives (Details) - $ / shares			1 Months Ended	12 Months Ended
	Nov. 26, 2018	May 07, 2018	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Common stock warrants
Stockholders' Equity
Warrants exercised			31,000	0	0
Warrants expired					42,556
Warrants exchanged				0	0
Warrants issued				0	31,000
Number of shares of common stock each warrant is exercisable into			1
Outstanding common stock				747,383
Exercise price			$ 5.78
Expiration term			2 years
Common stock warrants | November 2018 Offering
Stockholders' Equity
Warrants issued	657,142
Number of shares of common stock each warrant is exercisable into	1
Exercise price	$ 11.55
Expiration term	5 years
Common stock warrants | May 2018 Offering
Stockholders' Equity
Number of shares of common stock issuable through warrants		1,357,142
Number of shares of common stock each warrant is exercisable into		1
Exercise price		$ 11.09
Common stock issued for conversion of warrants		1,026,785
Expiration term		5 years
Pre-funded warrant | May 2018 Offering
Stockholders' Equity
Exercise price		$ 0.07